Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share

	For the six month period ended June 30,
	2024	2023
Net loss for the period (in thousands of euros)	(21,872)	(28,099)
Weighted average number of shares	47,124,112	35,037,052
Basic loss per share (in euros)	(0.46)	(0.80)
Diluted loss per share (in euros)	(0.46)	(0.80)